5. Debt - Future Minimum Repayment Obligations (Details) (Q2) (USD $)	15 Months Ended			6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]	Dec. 31, 2012 Quarter 2 [Member]
2014	$ 124,194			$ 98,086
2015	2,649,250			4,870,793
Less: unamortized debt discount		1,832,888		3,502,967	1,832,890
Less: current maturities		(124,194)		(98,086)
Debt - long term				$ 1,367,826